Eubel Brady & Suttman Income Fund
EUBEL BRADY & SUTTMAN INCOME FUND
INVESTMENT OBJECTIVE
The Eubel Brady & Suttman Income Fund (the “EBS Income Fund” or the “Fund”) seeks to preserve capital, produce income and maximize total return.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the EBS Income Fund.
Shareholder Fees	Eubel Brady & Suttman Income Fund Eubel Brady & Suttman Income Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Eubel Brady & Suttman Income Fund Eubel Brady & Suttman Income Fund Shares
Management Fees	none	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Shareholder Service Fees	0.04%	[2]
Total Annual Fund Operating Expenses	0.20%
[1]	This Fund represents one of the investment strategies offered by the Adviser. Shareholders in the Fund do not pay "Management Fees" directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser's fee schedule is included in Part 2A of the Adviser's Form ADV, which is available for download at www.ebs-asset.com and on the SEC's website. In addition, shareholders may incur brokerage and/or other transaction based fees for maintaining custody/trading accounts with a broker/dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.
[2]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses is 0.25% of the Fund's average daily net assets.

Example

This Example is intended to help you compare the cost of investing in the EBS Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund Shares | USD ($)	20	65	113	256

Portfolio Turnover

The EBS Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the EBS Income Fund invests in a diversified portfolio of income producing securities. These securities may include, but are not limited to, securities issued by the U.S. Government, its agencies and instrumentalities, corporate and municipal bonds, mortgage and asset-backed securities, collateralized mortgage obligations, convertible bonds, floating rate and inverse floating rate securities, zero coupon bonds, loans, money market instruments (including commercial paper) and shares of other RICs. The Fund may invest in securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody’s Investors Service, Inc. or S&P Global Ratings, commonly known as “high yield” or “junk” securities) and those with smaller market capitalizations. The Fund will invest primarily in domestic securities or foreign securities that are U.S. dollar denominated. The Fund may also invest in individual fixed and variable rate interest income producing secured notes and secured notes with a fixed or variable rate and shared appreciation component. Each note would represent a loan made to an individual or entity. Such notes would be acquired by the Fund through direct origination with the borrower.

The EBS Income Fund may invest in illiquid or thinly traded fixed income securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers, as defined under Rule 144A of the Securities Act of 1933. The Fund may also purchase indebtedness and participation in commercial loans. Such investments may be secured and unsecured. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid.

The EBS Income Fund may seek modest capital appreciation by investing up to 10% of its net assets in equities, including common stock, preferred stock, and convertible preferred stock. The Fund may invest in money market instruments at any time to maintain liquidity or pending selection of investments.

In selecting investments for the Fund, the Adviser will attempt to identify securities that it believes offer an attractive yield and total return relative to the Adviser’s evaluation of the issuer’s creditworthiness. Using fundamental security analysis, the Adviser seeks to identify securities that may have a comparatively higher yield than another security of similar credit quality or duration, securities whose price may increase in anticipation of an interest rate decline, securities that have potential for a credit upgrade, or securities of companies that have the ability or potential to generate adequate cash flow and earnings to meet interest and principal payments when due. The Adviser’s credit and equity analysis typically contemplates, among other factors, a company’s balance sheet, capital structure, access to capital, ability to sustain and/or grow its business, its competition, and the global environment in which the company operates.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns will vary and you could lose money on your investment in the EBS Income Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The EBS Income Fund is subject to certain risks, including the following:

Call Risk. Some of the securities that the Fund may own may be “callable”, which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest, when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. Lower rated securities (commonly known as “high yield” or “junk” securities) are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, or only by the credit of the issuing U.S. Government agency, instrumentality or corporation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Interest Rate Risk. The price of a fixed income security is generally expected to decline during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities and/or lower quality ratings. Following the financial crisis that began in 2007, the Federal Reserve kept the federal funds rate near 0% and purchased large quantities of U.S. government securities in the open market (“Quantitative Easing”). The decision by the Federal Reserve in 2017 to raise the federal funds rate and taper Quantitative Easing, and the possibility that interest rates will continue to rise, may cause fixed income securities to experience a heightened level of interest rate risk.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price in the secondary market, which could prevent the Fund from selling an investment at the approximate price that it is valued or the time it desires to sell. If a fixed income security is downgraded or drops in price, the market demand may be limited, potentially making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity and increased volatility which may become exacerbated during periods of economic or political stress. Lower rated securities can be subject to greater levels of liquidity risk.

U.S. Government Securities Risk. The Fund invests in securities issued by or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). The timely payment of principal and interest of the securities issued only by some of these agencies and instrumentalities is backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers, interest rate risk and prepayment risk, especially when interest rates decline. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.

Asset-Backed Securities Risk. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

Municipal Bond Risk. The risk of a municipal bond depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Senior Floating Rate Securities Risk. Investments in these types of securities may expose the Fund to a greater degree of credit risk (including default and bankruptcy), liquidity risk and valuation risk than other investments. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. When the Fund invests in shares of RICs, there will be some duplication of expenses because it will indirectly pay a proportion of the RIC’s operating expenses.

Indebtedness Risk. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. If the Fund enters into a lending arrangement, this type of investment may be considered an illiquid investment and may be difficult to sell or unwind in a timely manner. The Fund’s investments in indebtedness involve the risk of loss in case of default or insolvency of the borrower and the possibility of less legal protection in the event of fraud or misrepresentation.

The Fund’s investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Sector Risk. An emphasis in one or more particular business sectors may cause the value of the Fund’s share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for a mutual fund that does not emphasize investment in particular sectors. The sectors that the Fund may emphasize will vary from time to time. As of July 31, 2018, the Fund had 29.4% of the value of its net assets invested in securities within the Financials sector. Companies in the Financials sector could be affected by, among other things, changes in interest rates, debt defaults, availability of financing and regulatory changes.

Market Risk. The return on and value of an equity security will fluctuate in response to stock market movements. Common and preferred stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other circumstances. As a result, you could lose money over short or long term periods.

Foreign Investment Risk. Investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets. Foreign economies may be less stable than the U.S. economy and foreign securities may not be subject to uniform audit or disclosure standards.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year and the period since its inception compare with those of a broad measure of market performance. The ICE BofA Merrill Lynch U.S. Corporate and Government 1-10 Year Index is included as an additional comparative index because it is representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-(800) 391-1223.

The Fund’s 2018 year-to-date return through September 30, 2018 is 1.08%.

During the periods shown in the bar chart, the highest return for a quarter was 2.88% during the quarter ended June 30, 2016 and the lowest return for a quarter was –1.27% during the quarter ended December 31, 2015.

Average Annual Total Returns For Periods Ended December 31, 2017:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Eubel Brady & Suttman Income Fund	1 Year	Since Inception	Inception Date
Eubel Brady & Suttman Income Fund Shares	1.75%	2.04%	Sep. 30, 2014
Eubel Brady & Suttman Income Fund Shares | After Taxes on Distributions	0.72%	1.05%	Sep. 30, 2014
Eubel Brady & Suttman Income Fund Shares | After Taxes on Distributions and Sales	0.99%	1.11%	Sep. 30, 2014
ICE BofA Merrill Lynch U.S. Corporate & Government Master Index (reflects no deduction for fees, expenses, or taxes)	4.03%	2.81%	Sep. 30, 2014
ICE BofA Merrill Lynch U.S. Corporate & Government 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.17%	1.96%	Sep. 30, 2014